UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Graham Asset Management, LLC

Address:  200 Park Avenue
          39th Floor
          New York, NY 10166


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Monica Graham
Title:  Managing Member
Phone:  (212) 808-7430


Signature, Place and Date of Signing:


/s/ Monica Graham                  New York, NY              February 13, 2006
---------------------            ----------------            -----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  69

Form 13F Information Table Value Total: $74,408
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                 Name

1          28-6273                              Graham Partners, L.P.

                                                    FORM 13F INFORMATION TABLE
COLUMN 1                        COLUMN  2      COLUMN 3    COLUMN 4     COLUMN 5          COLUMN 6    COLUMN 7     COLUMN 8

                                                           VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x1000)   PRN AMT   PRN CALL    DISCRETION  MANAGERS  SOLE  SHARED  NONE
AGILE SOFTWARE CORP DEL              COM       00846X105     874     146,200  SH         Shared-Other  1             146,200
AMERICAN EAGLE OUTFITTERS NE         COM       02553E106     345      15,000  SH         Shared-Other  1              15,000
ANSWERTHINK INC                      COM       036916104   1,026     241,300  SH         Shared-Other  1             241,300
ATHEROS COMMUNICATIONS INC           COM       04743P108   2,600     200,000  SH         Shared-Other  1             200,000
BELL MICROPRODUCTS INC               COM       078137106   2,118     276,860  SH         Shared-Other  1             276,860
BINDVIEW DEV CORP                    COM       090327107   3,454     867,862  SH         Shared-Other  1             867,862
BMC SOFTWARE INC                     COM       055921100     615      30,000  SH         Shared-Other  1              30,000
CALIFORNIA MICRO DEVICES COR         COM       130439102     586      90,000  SH         Shared-Other  1              90,000
CARRIER ACCESS CORP                  COM       144460102   3,705     750,000  SH         Shared-Other  1             750,000
CENTRA SOFTWARE INC                  COM       15234X103     155      77,251  SH         Shared-Other  1              77,251
CMGI INC                             COM       125750109     230     152,500  SH         Shared-Other  1             152,500
COACTIVE MARKETING GROUP INC         COM       189875107     446     154,197  SH         Shared-Other  1             154,197
COMPUTER HORIZONS CORP               COM       205908106     362      83,240  SH         Shared-Other  1              83,240
CONCURRENT COMPUTER CORP NEW         COM       206710204     188      99,400  SH         Shared-Other  1              99,400
COVALENT GROUP INC                   COM       222815102      77      35,500  SH         Shared-Other  1              35,500
CRAY INC                             COM       225223106     100      75,000  SH         Shared-Other  1              75,000
D R HORTON INC                       COM       23331A109     715      20,000  SH         Shared-Other  1              20,000
DDI CORP                       COM PAR $0.001  233162304      95     100,000  SH         Shared-Other  1             100,000
DIGIMARC CORP                        COM       253807101     295      50,000  SH         Shared-Other  1              50,000
E M C CORP MASS                      COM       268648102     885      65,000  SH         Shared-Other  1              65,000
ENTRUST INC                          COM       293848107   1,089     225,000  SH         Shared-Other  1             225,000
EXAR CORP                            COM       300645108   1,252     100,000  SH         Shared-Other  1             100,000
HEARUSA INC                        COM NEW     422360305     464     341,000  SH         Shared-Other  1             341,000
HOUSEVALUES INC                      COM       44183Y102     196      15,000  SH         Shared-Other  1              15,000
INFORMATICA CORP                     COM       45666Q102     120      10,000  SH         Shared-Other  1              10,000
INTERNAP NETWORK SVCS CORP           COM       45885A102     151     350,000  SH         Shared-Other  1             350,000
MANUGISTICS GROUP INC                COM       565011103   1,750   1,000,000  SH         Shared-Other  1           1,000,000
MAPINFO CORP                         COM       565105103   2,452     194,480  SH         Shared-Other  1             194,480
MATRIXONE INC                        COM       57685P304     390      78,149  SH         Shared-Other  1              78,149
METASOLV INC                         COM       59139P104   3,263   1,125,028  SH         Shared-Other  1           1,125,028
MICROSOFT CORP                       COM       594918104     915      35,000  SH         Shared-Other  1              35,000
MICROTUNE INC DEL                    COM       59514P109   1,668     400,000  SH         Shared-Other  1             400,000
MIPS TECHNOLOGIES INC                COM       604567107     369      65,000  SH         Shared-Other  1              65,000
NETMANAGE INC                      COM NEW     641144308     326      61,192  SH         Shared-Other  1              61,192
NETSCOUT SYS INC                     COM       64115T104   3,815     700,000  SH         Shared-Other  1             700,000
ORACLE CORP                          COM       68389X105     501      41,000  SH         Shared-Other  1              41,000
PAIN THERAPEUTICS INC                COM       69562K100   1,690     250,000  SH         Shared-Other  1             250,000
PALM INC NEW                         COM       696643105   4,770     150,000  SH         Shared-Other  1             150,000
PARAMETRIC TECHNOLOGY CORP           COM       699173100     122      20,000  SH         Shared-Other  1              20,000
PEGASYSTEMS INC                      COM       705573103   1,964     268,701  SH         Shared-Other  1             268,701
PERVASIVE SOFTWARE INC               COM       715710109      88      20,000  SH         Shared-Other  1              20,000
PHOTON DYNAMICS INC                  COM       719364101     274      15,000  SH         Shared-Other  1              15,000
POWER INTEGRATIONS INC               COM       739276103     238      10,000  SH         Shared-Other  1              10,000
PROCENTURY CORP                      COM       74268T108   1,637     152,600  SH         Shared-Other  1             152,600
PROGRAMMERS PARADISE INC             COM       743205106     378      31,673  SH         Shared-Other  1              31,673
QLOGIC CORP                          COM       747277101   1,547      47,600  SH         Shared-Other  1              47,600
REDBACK NETWORKS INC               COM NEW     757209507   2,812     200,000  SH         Shared-Other  1             200,000
REGIS CORP MINN                      COM       758932107     386      10,000  SH         Shared-Other  1              10,000
S1 CORPORATION                       COM       78463B101   1,088     250,000  SH         Shared-Other  1             250,000
SIRENZA MICRODEVICES INC             COM       82966T106     254      55,000  SH         Shared-Other  1              55,000
SOMERA COMMUNICATION                 COM       834458101     332     425,000  SH         Shared-Other  1             425,000
SONIC SOLUTIONS                      COM       835460106     227      15,000  SH         Shared-Other  1              15,000
SOURCE INTERLINK COS INC           COM NEW     836151209     473      42,500  SH         Shared-Other  1              42,500
STRATEX NETWORKS INC                 COM       86279T109   7,160   2,000,000  SH         Shared-Other  1           2,000,000
SUMTOTAL SYS INC                     COM       866615107   1,936     430,233  SH         Shared-Other  1             430,233
SYMBOL TECHNOLOGIES INC              COM       871508107     641      50,000  SH         Shared-Other  1              50,000
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR  814039100     645     339,007  SH         Shared-Other  1             339,007
TIME WARNER INC                      COM       887317105     392      22,500  SH         Shared-Other  1              22,500
TRANSACT TECHNOLOGIES INC            COM       892918103     395      50,000  SH         Shared-Other  1              50,000
TRANSWITCH CORP                      COM       894065101     183      99,900  SH         Shared-Other  1              99,900
TTI TEAM TELECOM INTL LTD            ORD       M88258104     441     138,000  SH         Shared-Other  1             138,000
TYCO INTL LTD NEW                    COM       902124106     577      20,000  SH         Shared-Other  1              20,000
ULTRATECH INC                        COM       904034105     411      25,000  SH         Shared-Other  1              25,000
UNITED MICROELECTRONICS CORP    SPONSORED ADR  910873207   1,249   2,203,646  SH         Shared-Other  1           2,203,646
UST INC                              COM       902911106     306       7,500  SH         Shared-Other  1               7,500
VIGNETTE CORP                        COM       926734104     979      60,000  SH         Shared-Other  1              60,000
WATCHGUARD TECHNOLOGIES INC          COM       941105108     814     220,000  SH         Shared-Other  1             220,000
XILINX INC                           COM       983919101     381      15,100  SH         Shared-Other  1              15,100
ZORAN CORP                           COM       98975F101   2,026     125,000  SH         Shared-Other  1             125,000
                                                          74,408


SK 02245 0002 643596